Dreyfus Investment Grade Funds, Inc.

-Dreyfus Intermediate Term Income Fund (the "Fund")

Incorporated herein by reference is the above-referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 30, 2014 (SEC Accession No. 0000889169-14-000004).